Related Party Transactions (Narrative) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Due to Managing Owner	$ 146,974	$ 0
Related party transactions, redemption charge amount due to Managing Owner	$ 0	$ 0